Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2013
Employee Benefit Plans [Abstract]
Schedule of Expected Benefit Payments [Table Text Block]	The Company’s expected future pension benefit payments for Fiscal 2014 through its fiscal year 2023 are as follows:

2014	$9,241
2015	8,536
2016	10,135
2017	10,376
2018	10,924
2019-2023	62,547

Schedule of Net Benefit Costs [Table Text Block]

	Pension and Deferred Compensation Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Components of net periodic benefit cost
Service cost	$3,061	$2,048	$2,543	$9	$12	$11
Interest cost	9,886	10,593	10,380	22	27	27
Expected return on assets	(8,667)	(8,225)	(7,829)	—	—	—
Amortization of prior service cost	—	72	—	—	—	—
Curtailment gain	(752)	—	—	—	—	—
Recognized net actuarial (gain) loss	2,112	828	8	8	(54)	(52)
Net periodic cost (benefit)	$5,640	$5,316	$5,102	$39	$(15)	$(14)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following tables provide additional information on the Company’s pension and other postretirement benefit plans:

			Pension and Deferred Compensation Benefits				Other Benefits
	2013			2012			2013	2012
Change in benefit obligation
Benefit obligation, beginning of year		$240,806			$209,472		$566	$542
Liabilities assumed through acquisitions	14,716			—
Service cost	3,061			2,048			9	12
Interest cost	9,886			10,593			22	27
Actuarial loss (gain)	1,851			29,834			(58)	(14)
Participant contributions	59			182			—	—
Curtailments	(1,507)			—			(135)	—
Benefits paid	(15,925)			(9,354)			(1)	(1)
Foreign currency exchange rate changes	3,195			(1,969)			—	—
Benefit obligation, end of year		$256,142			$240,806		$403	$566
Change in plan assets
Fair value of plan assets, beginning of year		$153,927			$130,641		$—	$—
Assets acquired through acquisitions	6,680			—			—	—
Actual return on plan assets	16,759			20,112			—	—
Employer contributions	12,316			12,587			1	1
Employee contributions	59			182			—	—
Benefits paid	(15,925)			(9,354)			(1)	(1)
Foreign currency exchange rate changes	1,668			(241)			—	—
Fair value of plan assets, end of year		$175,484			$153,927		$—	$—
Accrued Benefit Cost	$(80,658)			$(86,879)			$(403)	$(566)
Range of assumptions:
Discount rate	1.8%	-	13.0%	4.0%	-	13.5%	4.7%	4.0%
Expected return on plan assets	3.6%	-	7.8%	4.0%	-	7.8%	N/A	N/A
Rate of compensation increase	2.3%	-	5.5%	2.3%	-	5.5%	N/A	N/A

Schedule of Allocation of Plan Assets [Table Text Block]
Below is a summary allocation of all pension plan assets as of the measurement date.

	Weighted Average Allocation
	Target			Actual
Asset Category	2013			2013	2012
Equity Securities	0	-	60%	47%	49%
Fixed Income Securities	0	-	40%	21%	20%
Other	0	-	100%	32%	31%
Total	100%			100%	100%